Accrued Expenses And Other Payables	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses And Other Payables
15.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables are as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Payroll and welfare payables	193,356	248,895	35,848
Business and other taxes payable	25,780	21,011	3,026
Payables for office supplies and utilities	25,497	31,006	4,466
Payables for the purchase of property and equipment	218,165	266,597	38,398
Payable for purchase intangible assets	3,662	2,352	339
Accrued service fees	68,029	74,812	10,775
Interest payables	19,102	6,456	930
Share-settled bonuses	41,352	72,138	10,390
Payable for assets acquisition	21,080	25,268	3,639
Others	21,934	39,381	5,673

	637,957	787,916	113,484